Consolidated Statement of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (42,171,158)	$ (39,891,978)	$ (9,049,103)
Adjustments for:
Depreciation expenses	235,410	200,918	65,874
Amortization expenses	6,355	9,058	10,010
Finance costs	491,904	416,698	524,138
Interest income	(268,330)	(363,137)	(47,223)
Compensation costs of share-based payment transactions	1,289,737	1,126,595	1,419,923
Loss on disposal of property, plant and equipment		31,337	12,316
Unrealized (gain) loss on foreign exchange, net	(256,918)	698,608	(206,334)
Gain on disposal of licensed rights	(187,244)
Changes in operating assets and liabilities
Increase in financial assets mandatorily classified as at fair value through profit or loss	(60,004)
(Increase) decrease in accounts receivable		1,294,034	(1,294,034)
(Increase) decrease in prepayments	(111,653)	17,636	(52,034)
Increase in trade payables	1,417,446	1,621,449	2,129,760
Increase (decrease) in other payables	(108,947)	358,787	688,372
Cash used in operations	(39,723,402)	(34,479,995)	(5,798,335)
Interest received	268,330	363,137	47,223
Interest paid			(38,036)
Income tax paid	(14,439)
Net cash used in operating activities	(39,469,511)	(34,116,858)	(5,789,148)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(80,262)	(291,432)	(374,425)
Proceeds from disposal of property, plant and equipment			632
Payments for intangible assets	(23,002,895)	(8,844)	(81,209)
Increase in refundable deposits	(11,133)	(36,168)	(68,474)
Net cash used in investing activities	(23,094,290)	(336,444)	(523,476)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	4,060,357	228,514
Repayments of long-term borrowings			(376,968)
Issuance of preference shares			9,140,462
Proceeds from new share capital	42,180,000	33,060,951	22,223,869
Proceeds from exercise of employee share options	48,000
Payments for transaction costs attributable to the issuance of ordinary shares	(5,388,866)
Net cash generated from financing activities	40,899,491	33,289,465	30,987,363
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,664,310)	(1,163,837)	24,674,739
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	50,573,211	51,737,048	27,062,309
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 28,908,901	$ 50,573,211	$ 51,737,048